Quarterly Financial Information (Unaudited) - Additional Information (Detail) (USD $)	3 Months Ended	12 Months Ended			3 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Real Estate Investment Trust Conversion Costs [Member]	Sep. 30, 2012 Real Estate Investment Trust Conversion Costs [Member]	Jun. 30, 2012 Real Estate Investment Trust Conversion Costs [Member]	Mar. 31, 2012 Real Estate Investment Trust Conversion Costs [Member]	Dec. 31, 2011 Pool and Room Renovation [Member]	Sep. 30, 2011 Pool and Room Renovation [Member]
Selected Quarterly Financial Information [Line Items]
REIT conversion costs		$ 101,964,000			$ 44,200,000	$ 51,400,000	$ 3,400,000	$ 3,100,000
Other gains and (losses)		22,251,000	(916,000)	(535,000)	20,000,000
Pre-tax charge recognized		120,700,000	116,600,000	97,400,000	8,000,000				4,700,000	3,500,000
One-time, non-cash accrued vacation expense	$ 2,600,000